Income Taxes - Summary of Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Major components of tax expense (income) [abstract]
Current tax expense	₨ 45,405		₨ 34,973	₨ 32,198
Deferred tax expense/(reversal)	(2,628)		1,116	1,794
Income tax expense	₨ 42,777	$ 501	₨ 36,089	₨ 33,992